Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Contract Liabilities [Abstract]
Beginning balance	$ 187,665	$ 165,534
Prepayments from customers	20,018	49,876
Revenue recognized	(148,831)	(19,435)
Exchange rate difference	(225)	(8,310)
Ending balance	$ 58,627	$ 187,665